Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statement Line Items
Entity Registrant Name	Safe-T Group Ltd.
Entity Central Index Key	0001725332
Trading Symbol	SFET
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	81,355,693